Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 34,009
Cumulative earnings undistributed	1,919
Taxes payable current and noncurrent	576
Decreases related to prior year tax positions		2,215	2,259
Unrecognized tax benefits	26,084	21,440	19,549
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	25,250
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	2,951
Unrecognized tax benefits reductions impact on effective tax rate	2,854
Income tax examination interest (benefit) expense	90	188
Income tax examination penalties expense	90	188
Income tax examination accrued interest	928	838
Income tax examination accrued penalties	$ 928	$ 838
Minimum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	December 31, 2012
Maximum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	December 31, 2032